Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

December 31, 2020	Gross Cost	Accumulated Depreciation	Net Cost
Land	86	—	86
Buildings	995	(567)	428
Facilities & leasehold improvements	3,545	(3,038)	507
Machinery and equipment	16,689	(13,859)	2,830
Computer and R&D equipment	402	(347)	55
Operating lease right-of-use assets	290	(99)	191
Other tangible assets	118	(99)	19
Construction in progress	480	—	480
Total	22,605	(18,009)	4,596

December 31, 2019	Gross Cost	Accumulated Depreciation	Net Cost
Land	78	—	78
Buildings	905	(505)	400
Facilities & leasehold improvements	3,193	(2,762)	431
Machinery and equipment	15,336	(12,790)	2,546
Computer and R&D equipment	382	(335)	47
Operating lease right-of-use assets	266	(60)	206
Other tangible assets	110	(93)	17
Construction in progress	282	—	282
Total	20,552	(16,545)	4,007